Revenue (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Revenue

The Company’s revenues are generated entirely in the Netherlands. In the following table, revenue is disaggregated by primary source of revenue as follows:

	Three months ended		Six months ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30 2018
	(euros in thousands)		(euros in thousands)
Upfront payment amortization	4,231	4,250	8,436	9,087
R&D cost reimbursement	1,383	2,040	3,806	4,556
Milestone revenue	74	139	1,148	2,639

Revenue from contracts with customers	5,688	6,429	13,390	16,282
Income (expense) from grants on research projects	(109)	114	(109)	182

	5,579	6,543	13,281	16,464

Summary of Changes in Tarde Receivables, Contract Assets and Contract Liabilities

The following table presents changes in the Company’s trade receivables, contract assets and contract liabilities during the six months ended June 30, 2019:

	Balance at December 31, 2018	Additions	Deductions	Balance at June 30, 2019
	(euros in thousands)
Trade receivables
Trade receivables	2,690	5,819	(7,116)	1,393

Total trade receivables	2,690	5,819	(7,116)	1,393

Contract assets
Unbilled receivables	236	114	(278)	72

Total contract assets	236	114	(278)	72

Contract liabilities
Deferred revenue	114,609	848	(8,583)	106,874

Total contract liabilities	114,609	848	(8,583)	106,874